NON-CONTROLLING INTERESTS - Summarized Statements of Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Revenue	$ 11,013	$ 11,985
Net income	1,017	3,288
Other comprehensive income	49	(37)
Total comprehensive income	1,066	3,251
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Revenue	5,573	6,135
Net income	3,018	2,246
Other comprehensive income	1	9
Total comprehensive income	3,019	2,255
Dividends paid to non-controlling interests	626	848
Pueblo Viejo [Member]
Disclosure of subsidiaries [line items]
Revenue	1,303	1,514
Net income	170	361
Other comprehensive income	0	0
Total comprehensive income	170	361
Dividends paid to non-controlling interests	60	48
Tanzania Mines [Member]
Disclosure of subsidiaries [line items]
Revenue	1,032	993
Net income	210	284
Other comprehensive income	0	0
Total comprehensive income	210	284
Dividends paid to non-controlling interests	3	0
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Revenue	1,236	1,249
Net income	(912)	322
Other comprehensive income	0	0
Total comprehensive income	(912)	322
Dividends paid to non-controlling interests	35	51
Tongon [Member]
Disclosure of subsidiaries [line items]
Revenue	356	368
Net income	(4)	52
Other comprehensive income	0	0
Total comprehensive income	(4)	52
Dividends paid to non-controlling interests	$ 13	$ 20